STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 7 – STOCK-BASED COMPENSATION

Stock Option and Incentive Plan

In June 2021, our Board approved and we adopted the 2021 Stock Option and Incentive Plan (the “2021 Plan”). The 2021 Plan allows us and any future subsidiaries to grant incentive and non-statutory stock options, and restricted stock awards to our employees, non-employee directors and consultants. The primary purpose of the 2021 Plan was to enable us to attract, retain and motivate our employees, non-employee directors and consultants.

The 2021 Plan was administered by a Committee as defined in the 2021 Plan. The maximum aggregate number of common stock shares that may be granted under the Plan was 6,333,333. The Committee had full discretion to set the vesting criteria. The exercise price of stock options granted may not be less than 100% of the fair market value of our common stock on the date of grant. The Plan prohibited the repricing of outstanding stock options without prior shareholder approval. The term of stock options granted under the Plan may not exceed ten years. The Board may amend, alter, or discontinue the Plan, but shall obtain shareholder approval of any amendment as required by applicable law.

The number of shares of common stock that remain available for issuance under the Plan was 1,940,148 as of September 30, 2025. On October 16, 2025, the 2021 Plan was terminated, provided, that all awards outstanding under the 2021 Plan shall continue in effect in accordance with their terms.

Outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest. Stock options generally vest over four years, one-quarter of such shares vesting on each year anniversary of the vesting commencement date. A summary of stock option activity is as follows (aggregate intrinsic values in thousands):

	Options	Weighted average exercise price	Aggregate Intrinsic value	Weighted average grant date fair value	Weighted average remaining contractual term
Balance at December 31, 2024	3,803,417	$19.17	$46,903	$15.84	6.8
Granted	746,847	$31.50	$9,634	$37.83	9.1
Exercised	-	-	-	-	-
Forfeited	(38,712)	31.50	499	$28.30	-
Expired	(118,367)	15.44	5,995	$11.26	-
Outstanding and expected to vest at September 30, 2025	4,393,185	$21.18	$102,030	$19.52	6.82
Vested and exercisable at September 30, 2025	3,528,779	$19.15	$89,100	$16.50	6.30

The total fair value of stock options granted during the nine months ended September 30, 2025 and 2024, respectively was $28.3 million and $9.1 million, respectively, which is being recognized over their respective vesting periods.

We estimate the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of our share price over the expected term, expected risk-free interest and underlying estimated fair value of stock price.

	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Weighted average risk-free interest rate	4.05%	3.60%
Weighted average expected volatility	105.97%	107.15%
Weighted average expected term (in years)	5.84	5.78
Expected dividend yield	—	—
Exercise price	$31.50	$25.98
Estimated fair value of stock price	$44.40	$31.50

Expected Option Term: The expected option term represents the period that options granted are expected to be outstanding. Given the limited historical exercise data of our stock options, we utilize the simplified method, to estimate the expected term. This method calculates the expected term as the midpoint between the vesting period and the contractual term of the options.

Expected Volatility: The expected volatility is a measure of the amount by which our share price is anticipated to fluctuate during the expected term of the options. We determine expected volatility based on the historical volatility of comparable publicly traded companies within our industry. These comparable companies were selected based on factors such as industry similarity, market capitalization, and stage of development. The historical volatility is calculated over a period consistent with the expected term of the options.

Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the grant date for periods corresponding to the expected term of the options.

Dividend Yield: The Company has not historically paid dividends and does not anticipate paying dividends in the foreseeable future. Therefore, the dividend yield is assumed to be zero.

These assumptions are evaluated and adjusted as necessary based on changes in market conditions and historical experience.

Modification of Option Grants

During the nine months ended September 30, 2025 and 2024, the Company modified the post-termination exercise period for stock option awards granted to certain former employees, executives, and board members. Specifically, the modifications extended the period during which these individuals may exercise their options after leaving the Company. These changes resulted in incremental stock-based compensation expense of $0.5 million and $5.5 million for the nine months ended September 30, 2025 and 2024, respectively.

The allocation of stock-based compensation expense was as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
General, selling and administrative	$1,099	$1,206	$12,386	$8,270
Research and Development	1,377	1,317	5,876	2,937
Total stock-based compensation	$2,476	$2,523	$18,262	$11,207

As of September 30, 2025 the total unrecognized compensation cost related to outstanding time-based options was $26.1 million, which is expected to be recognized over a weighted-average period of 1.55 years.

NOTE 11 – STOCK-BASED COMPENSATION

Stock Option and Incentive Plan

In June 2021, our Board approved and we adopted the 2021 Stock Option and Incentive Plan (the “Plan”). The Plan allows us and any future subsidiaries to grant incentive and non-statutory stock options, and restricted stock awards to our employees, non-employee directors and consultants. The primary purpose of the Plan is to enable us to attract, retain and motivate our employees, non-employee directors and consultants.

The Plan is administered by a Committee as defined in the Plan. The maximum aggregate number of common stock shares that may be granted under the Plan is 6,333,333. The Committee has full discretion to set the vesting criteria. The exercise price of stock options granted may not be less than 100% of the fair market value of our common stock on the date of grant. The Plan prohibits the repricing of outstanding stock options without prior shareholder approval. The term of stock options granted under the Plan may not exceed ten years. The Board may amend, alter, or discontinue the Plan, but shall obtain shareholder approval of any amendment as required by applicable law.

The number of shares of common stock that remain available for issuance under the Plan was 2,529,916 as of December 31, 2024.

Outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest. Stock options generally vest over four years, one-quarter of such shares vesting on each year anniversary of the vesting commencement date. A summary of stock option activity is as follows (aggregate intrinsic values in thousands):

	Options	Weighted average exercise price	Aggregate Intrinsic value	Weighted average grant date fair value	Weighted average remaining contractual term
Balance at December 31, 2022	3,665,931	$15.45	$58,697	$12.84	8.8
Granted	597,147	30.39		24.87	9.4
Exercised	—	—		—	—
Cancelled	(327,860)	18.84		15.93
Outstanding and expected to vest at December 31, 2023	3,935,218	$17.43	$55,344	$14.43	8.0
Granted	355,683	31.50		25.53	9.7
Exercised	(642)	11.40		9.96	—
Forfeited	(11,988)	31.29		26.25
Expired	(474,854)	14.10		11.31
Outstanding and expected to vest at December 31, 2024	3,803,417	$19.17	$46,903	$15.84	6.8
Vested and exercisable at December 21, 2024	3,347,404	$18.18	$44,561	$15.09	6.5

The total fair value of stock options granted during the year ended December 31, 2024 and 2023, respectively was $9.1 million and $14.9 million, respectively, which is being recognized over their respective vesting periods. The total fair value of stock options vested during the year ended December 31, 2024 and 2023 was approximately $9.0 million and $35.2 million, respectively.

Modification of Option Grants

During the years ended December 31, 2024 and 2023, the Company modified the post-termination exercise period for stock option awards granted to certain former employees, executives, and board members. Specifically, the modifications extended the period during which these individuals may exercise their options after leaving the Company. These changes resulted in incremental stock-based compensation expense of $5.5 million and $3.2 million in 2024 and 2023, respectively.

We estimate the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of our share price over the expected term, expected risk-free interest.

Expected Option Term: The expected option term represents the period that options granted are expected to be outstanding. Given the limited historical exercise data of our stock options, we utilize the simplified method, to estimate the expected term. This method calculates the expected term as the midpoint between the vesting period and the contractual term of the options.

Expected Volatility: The expected volatility is a measure of the amount by which our share price is anticipated to fluctuate during the expected term of the options. We determine expected volatility based on the historical volatility of comparable publicly traded companies within our industry. These comparable companies were selected based on factors such as industry similarity, market capitalization, and stage of development. The historical volatility is calculated over a period consistent with the expected term of the options.

Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the grant date for periods corresponding to the expected term of the options.

Dividend Yield: The Company has not historically paid dividends and does not anticipate paying dividends in the foreseeable future. Therefore, the dividend yield is assumed to be zero.

These assumptions are evaluated and adjusted as necessary based on changes in market conditions and historical experience.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Weighted average risk-free interest rate	3.60%	3.92%
Weighted average expected volatility	107.15%	103.3%
Weighted average expected term (in years)	5.78	5.18
Expected dividend yield	0.0%	0.0%
Exercise price	$25.98	$17.43

The allocation of stock-based compensation expense for the year ended December 31, 2024 and 2023 was as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023 (as restated)
General, selling, and administrative	$11,808	$26,585
Research and development	3,460	8,538
Total stock-based compensation	$15,268	$35,123

As of December 31, 2024 the total unrecognized compensation cost related to outstanding time-based options was $9.2 million, which is expected to be recognized over a weighted-average period of 1.31 years.